Expense Example {- Growth & Income Portfolio} - 02.28 VIP Growth & Income Portfolio Initial/Service/Service Class 2 PRO-09 - Growth & Income Portfolio	Apr. 30, 2022 USD ($)
VIP Growth & Income Portfolio-Initial VIP
Expense Example:
1 year	$ 53
3 years	167
5 years	291
10 years	653
VIP Growth & Income Portfolio-Service VIP
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	774
VIP Growth & Income Portfolio-Service 2 VIP
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	$ 954